DEBT SECURITIES IN ISSUE - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue	£ 48,724	£ 59,293
The Group | 1 year or over original maturity
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue	33,369	40,765
The Bank
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue	38,439	48,109
The Bank | 1 year or over original maturity
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue	£ 26,967	£ 33,582